Cash and Cash Equivalents, Restricted Cash Advances and Collateral (Tables)	12 Months Ended
Dec. 31, 2018
Restricted Cash Advances And Collateral [Abstract]
Schedule Of Restricted Cash Advances and Collateral Explanatory

Restricted cash held by the Corporation consists of the following components:

	As at December 31,
In thousands of U.S. Dollars	2018	2017
Guarantees in connection with licenses held	4,312	4,333
Funds in connection with hedging contracts	2,836	5,113
Segregated funds in respect of payment processors	2,030	2,749
Guarantee in connection with acquisition of a subsidiary	1,146	1,201
Cash portion of Kentucky Bond Collateral *	5,000	40,000
Funds held in term deposits	5,837	—
Other	288	300
Restricted cash advances and collateral – total	21,449	53,696
Restricted cash advances and collateral – current portion	10,819	7,862
Restricted cash advances and collateral – non-current portion	10,630	45,834